Inventories (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of inventories

The Company had the following inventories at the end of each reporting period:

	March 31,	December 31,
	2025	2024
	$	$
Raw materials	666	737
Work in progress	1,592	1,655
Finished goods	197	299
	2,455	2,691